Note 3 - Acquisitions - Business Acquisitions Purchase Price Allocation (Details) - USD ($)	Sep. 30, 2013	Jul. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill			$ 6,699,620	$ 7,089,780	$ 16,974,437
CFO Tahoe [Member]
Cash and cash equivalents	$ 5,279,425
Prepaid expenses and current assets	1,135,765
Accounts receivable	2,143,957
Property and equipment, net	47,770
Rental deposit	72,431
Guarantee fund deposits	1,626,545
Total assets acquired	12,256,120
Accrued expenses and other current liabilities	(2,810,425)
Deferred tax liabilities	(487,557)
Total net assets	8,958,138
Noncontrolling interest	(9,508,295)
Goodwill	7,056,338
Payments to Acquire Businesses, Gross	6,506,181
CFO Tahoe [Member] | Precious Metals Trading Right [Member]
Commodities trading right	699,414
CFO Tahoe [Member] | Customer Relationships [Member]
Finite lived intangible assets	$ 1,250,813
Finite lived Intangible assets, useful life (Year)	4 years 109 days
CFO Netinfo [Member]
Cash and cash equivalents		$ 121,044
Prepaid expenses and current assets		339,296
Accounts receivable		4,912
Total assets acquired		1,063,909
Accrued expenses and other current liabilities		(274,748)
Deferred tax liabilities		(149,664)
Total net assets		640,109
Goodwill		168,887
Payments to Acquire Businesses, Gross		808,996
Income tax payable		612
CFO Netinfo [Member] | Securities Consulting License [Member]
Finite lived intangible assets		$ 598,657
Finite lived Intangible assets, useful life (Year)		15 years